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                            A N N U A L   R E P O R T
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                                S E L I G M A N
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                                M U T U A L
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                                B E N E F I T
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                                P L A N



                               [LOGO]


                               December 31, 1995
--------------------------------------------------------------------------------




      [LOGO]
     MBL Life
    Assurance
   Corporation

                                       SELIGMAN                   P.O. Box 13326
                                       -----------------------------------------
                                       MUTUAL              Kansas City, MO 64199
                                       -----------------------------------------
                                       BENEFIT
                                       -----------------------------------------
                                       PLAN

                                                               February 16, 1996

Dear Contract Owner:

      As Manager of the Seligman Portfolios, Inc., we are pleased to provide the enclosed audited financial statements for the Seligman Mutual Benefit Plan (the "Separate Account") and the Annual Report of the Seligman Portfolios, Inc. for the 12 months ended December 31, 1995. Total annual returns of the Separate Account (indicated below) are based on the performance of the Seligman Portfolios, Inc., the underlying investment vehicle for the Seligman Mutual Benefit Plan, less separate account charges.

      Net assets of the Variable Account for the Seligman Mutual Benefit Plan totaled $33 million at December 31, 1995. The Plan's equity sub-accounts that are subject to an asset-based sales charge posted the following total returns for the 12-month period ended December 31, 1995: The Capital Sub-Account's accumulation unit value was $23.31 on December 31, 1995, from $18.59 a year ago, bringing total return for the year to 25.41%; the Common Stock Sub-Account's accumulation unit value was $23.29 on December 31, 1995, from $18.57 a year ago, bringing total return for the year to 25.44%; the Income Sub-Account's accumulation unit value was $18.38 on December 31, 1995, from $15.80 a year ago, bringing total return for the year to 16.35%.

      The 12-month total return for the Cash Management Sub-Account was 4.15%, following a rise in its accumulation unit value to $1.32 at December 31, 1995, up from $1.26 at December 31, 1994. The Fixed Income Securities Sub-Account, whose accumulation unit value was $15.65 on December 31, 1995, from $13.31 at December 31, 1994, posted a total return of 17.54% for the year.

      The Plan's equity sub-accounts that are not subject to an asset-based sales charge posted the following total returns for the 12-month period ended December 31, 1995: The Capital Sub-Account's accumulation unit value was $23.77 on December 31, 1995, from $18.93 a year ago, bringing total return for the year to 25.60%; The Common Stock Sub-Account's accumulation unit value was $23.56 at December 31, 1995, from $18.75 a year ago, posting a total return of 25.62% for the year; The Income Sub-Account's accumulation unit value was $18.80 on December 31, 1995, from $16.14 a year ago, bringing total return for the year to 16.52%.

      The 12-month total return for the Cash Management Sub-Account was 4.31%, following a rise in its accumulation unit value to $1.34 at December 31, 1995, up from $1.29 at December 31, 1994. The Fixed Income Securities Sub-Account, whose accumulation unit value was $15.96 on December 31, 1995, from $13.56 at December 31, 1994, posted a total return of 17.72% for the year.

      Turning towards the US financial markets, it can be unanimously concluded that 1995 was a banner year. After a pessimistic start, many factors, including low inflation, falling interest rates, and strong corporate earnings, paved the way for a memorable year.

      Overall, the market indices tell the best story. The Standard & Poor's 500 Composite Stock Price Index, the Ibbotson Long-Term Government Bond Index, and the Wilshire 5000 were up 30% or more for the year. The leading market indices have only twice, since the end of World War II, risen more than 1995's strong advance.

      In spite of the historic advances, the financial markets did teeter towards the end of the year due to the Federal budget stalemate between the White House and Congress. Nevertheless, the deadlock in Washington did not deter the Federal Reserve Board from lowering short-term interest rates on December 19 -- a move that quickly rejuvenated the financial markets.

      Looking forward, the slowing economy, the budget negotiations, and the 1996 Presidential election are a few of the factors that may create somewhat more volatile markets in the year ahead. However, we remain optimistic about each portfolio's performance and will continue to search for, and invest in, those companies that can sustain earnings growth in a challenging and competitive global business environment -- a strategy we believe is key to investment performance.

                                             Respectfully,


                                             /S/ William Morris
                                             William C. Morris
                                             Chairman
                                             J. & W. Seligman & Co. Incorporated

                                     -- 1 --

                          Seligman Mutual Benefit Plan
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                            December 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investments in Seligman Portfolios, Inc.:
   Seligman Capital Portfolio -- 349,677 shares at Net Asset Value of $14.91 (cost--$ 4,967,025) ...........   $ 5,213,682
   Seligman Cash Management Portfolio -- 1,823,996 shares at Net Asset Value of $1.00
     (cost -- $1,823,996) ..................................................................................    1,823,996
   Seligman Common Stock Portfolio -- 1,096,607 shares at Net Asset Value of $15.44
     (cost --$16,661,914) ..................................................................................    16,931,609
   Seligman Fixed Income Securities Portfolio-- 253,152 shares at Net Asset Value of $10.44
     (cost -- $2,530,963) ..................................................................................     2,642,911
   Seligman Income Portfolio -- 624,171 shares at Net Asset Value of $10.56 (cost -- $6,797,186) ...........     6,591,249
                                                                                                               -----------
Total Assets ...............................................................................................    33,203,447
LIABILITIES
Due to MBL Life--Note 4 ....................................................................................        29,058

                                                                                                               -----------
NET ASSETS .................................................................................................   $33,174,389
                                                                                                               ===========
Net assets attributable to Variable Annuity Contract Owners -- Note 3 ......................................   $33,174,389
                                                                                                               ===========

----------
See notes to financial statements.

--------------------------------------------------------------------------------
Combined Statement of Operations                    Year ended December 31, 1995
--------------------------------------------------------------------------------

                                                                              Seligman                    Seligman
                                                               Seligman         Cash        Seligman     Fixed Income    Seligman
                                                                Capital       Management  Common Stock   Securities       Income
                                                Combined      Sub-Account    Sub-Account   Sub-Account   Sub-Account    Sub-Account
                                               -----------    -----------    -----------   -----------   -----------    -----------
Investment income:
Dividends ..................................   $   943,510    $    15,174    $   111,780   $   333,087   $   144,975    $   338,494
Capital gain distributions .................     2,398,014        379,664             --     1,683,779            --        334,571
                                               -----------    -----------    -----------   -----------   -----------    -----------
Total Investment Income ....................     3,341,524        394,838        111,780     2,016,866       144,975        673,065
                                               -----------    -----------    -----------   -----------   -----------    -----------

Expenses -- Note 4:
   Mortality and expense risk charges ......       430,782         62,707         25,489       217,922        32,974         91,690

Asset-based sales charge ...................        19,120          2,158          1,690         9,714           973          4,585
Administration charge ......................        31,140          4,687          2,611        14,783         3,056          6,003
                                               -----------    -----------    -----------   -----------   -----------    -----------

Total Expenses .............................       481,042         69,552         29,790       242,419        37,003        102,278
                                               -----------    -----------    -----------   -----------   -----------    -----------

Net investment income ......................     2,860,482        325,286         81,990     1,774,447       107,972        570,787
                                               -----------    -----------    -----------   -----------   -----------    -----------

Realized and unrealized gain
   (loss) on investments -- Note 5:
Net realized gain (loss) on sales of
   investments .............................      (241,216)      (354,072)            --       403,366       (72,603)      (217,907)
Net change in unrealized
   appreciation/depreciation
   of investments ..........................     4,131,889      1,170,734             --     1,794,616       392,734        773,805
                                               -----------    -----------    -----------   -----------   -----------    -----------

Net gain on investments ....................     3,890,673        816,662             --     2,197,982       320,131        555,898
                                               -----------    -----------    -----------   -----------   -----------    -----------

Net increase in net assets
   resulting from operations ...............   $ 6,751,155    $ 1,141,948    $    81,990   $ 3,972,429   $   428,103    $ 1,126,685
                                               ===========    ===========    ===========   ===========   ===========    ===========

----------
See notes to financial statements.



                                     -- 2 --

                          Seligman Mutual Benefit Plan
--------------------------------------------------------------------------------
Combined Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                Seligman                         Seligman
                                                                                 Capital                      Cash Management
                                                 Combined                      Sub-Account                      Sub-Account
                                           Year Ended December 31         Year Ended December 31          Year Ended December 31
                                       ----------------------------    ----------------------------    ----------------------------
                                            1995           1994            1995            1994            1995            1994
                                       ------------    ------------    ------------    ------------    ------------    ------------
Increase (decrease) in net assets:
From operations:
Net investment income ..............   $  2,860,482    $  2,190,460    $    325,286    $    451,489    $     81,990    $     68,797
Net realized gain (loss) on sales
   of investments ..................       (241,216)      1,442,097        (354,072)        (27,809)             --              --
Net change in unrealized
   appreciation/depreciation
   of investments ..................      4,131,889      (5,053,892)      1,170,734        (748,857)             --              --
                                       ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease) resulting
   from operations .................      6,751,155      (1,421,335)      1,141,948        (325,177)         81,990          68,797
                                       ------------    ------------    ------------    ------------    ------------    ------------

From Contract Owners'
   transactions -- Note 2:
Net transfers between
sub-accounts .......................             --              --          99,124         (86,808)        (37,710)        292,700
Redemptions and annuity benefits ...     (9,687,905)     (6,780,980)       (810,103)       (599,806)       (913,272)       (701,417)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Decrease in net assets resulting
   from Contract Owners'
   transactions ....................     (9,687,905)     (6,780,980)       (710,979)       (686,614)       (950,982)       (408,717)
                                       ------------    ------------    ------------    ------------    ------------    ------------
(Increase) decrease in amount
   due MBL Life -- Note 4 ..........        (15,212)          5,841             612             210             159             215
                                       ------------    ------------    ------------    ------------    ------------    ------------
Increase (decrease) in net assets ..     (2,951,962)     (8,196,474)        431,581      (1,011,581)       (868,833)       (339,705)

Net assets:
Beginning of year ..................     36,126,351      44,322,825       4,784,193       5,795,774       2,693,363       3,033,068
                                       ------------    ------------    ------------    ------------    ------------    ------------
End of year ........................   $ 33,174,389    $ 36,126,351    $  5,215,774    $  4,784,193    $  1,824,530    $  2,693,363
                                       ============    ============    ============    ============    ============    ============


----------
See notes to financial statements.



                                     -- 3 --

                                                    Seligman Mutual Benefit Plan
------------------------------------------------------------------------------------------------------------------------------------
Combined Statements of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------------------

                                                 Seligman                       Seligman                         Seligman
                                               Common Stock                   Fixed Income                        Income
                                                Sub-Account               Securities Sub-Account                Sub-Account
                                       ----------------------------    ----------------------------    -----------------------------
                                          Year Ended December 31          Year Ended December 31          Year Ended December 31
                                       ----------------------------    ----------------------------    -----------------------------
                                           1995            1994            1995            1994            1995            1994
                                       ------------    ------------    ------------    ------------    ------------    ------------
Increase (decrease) in net assets:
From operations:
Net investment income ..............   $  1,774,447    $  1,156,716    $    107,972    $     95,674    $    570,787    $    417,784
Net realized gain (loss) on sales
   of investments ..................        403,366       1,594,669         (72,603)       (196,279)       (217,907)         71,516
Net change in unrealized
   appreciation/depreciation
   of investments ..................      1,794,616      (3,023,057)        392,734         (61,683)        773,805      (1,220,295)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease) resulting
   from operations .................      3,972,429        (271,672)        428,103        (162,288)      1,126,685        (730,995)
                                       ------------    ------------    ------------    ------------    ------------    ------------
From Contract Owners'
   transactions -- Note 2:
Net transfers between
   sub-accounts ....................         (5,440)         82,779         (14,658)        (45,966)        (41,316)       (242,705)
Redemptions and annuity benefits ...     (4,837,670)     (3,205,217)       (526,494)       (601,806)     (2,600,366)     (1,672,734)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Decrease in net assets resulting
   from Contract Owners'
   transactions ....................     (4,843,110)     (3,122,438)       (541,152)       (647,772)     (2,641,682)     (1,915,439)
                                       ------------    ------------    ------------    ------------    ------------    ------------
(Increase) decrease in amount
   due MBL Life -- Note 4 ..........        (13,400)          2,323          (1,411)           (577)         (1,172)          3,670
                                       ------------    ------------    ------------    ------------    ------------    ------------
Increase (decrease) in net assets ..       (884,081)     (3,391,787)       (114,460)       (810,637)     (1,516,169)     (2,642,764)

Net assets:
Beginning of year ..................     17,797,194      21,188,981       2,747,003       3,557,640       8,104,598      10,747,362
                                       ------------    ------------    ------------    ------------    ------------    ------------
End of year ........................   $ 16,913,113    $ 17,797,194    $  2,632,543    $  2,747,003    $  6,588,429    $  8,104,598
                                       ============    ============    ============    ============    ============    ============


------------
See notes to financial statements.



                                                               -- 4 --

                          Seligman Mutual Benefit Plan
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1. The Seligman Mutual Benefit Plan (the "Plan") is a unit investment trust registered under the Investment Company Act of 1940, as amended, and a separate account of the MBL Life Assurance Corporation ("MBL Life") established under the insurance laws of New Jersey. MBL Life provides for variable accumulation and benefits under the Plan's contract by crediting annuity considerations to one or more Variable Accumulation Sub-Accounts ("sub-account") within the Plan or the Fixed Accumulation Account, as elected by the Contract Owner. Significant accounting policies of the Plan are as follows:

  a. Investments -- Investments are valued at net asset value. The Plan invests exclusively in shares of the following five portfolios of Seligman Portfolios, Inc. (the "Fund"), a series Fund: Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Fixed Income Securities Portfolio and Seligman Income Portfolio. Shares are purchased in each portfolio, in accordance with the Contract Owner's allocation of net purchase payments, at the net asset value of such shares on the date monies are received. Cost represents the aggregate of such purchases at net asset value. Dividends from net investment income and capital gain distributions are recognized on the ex-dividend date. Except for the Seligman Cash Management Portfolio, which declares daily dividends, dividends and capital gain distributions, if any, are declared annually.

  b. Federal Income Taxes -- The Plan does not provide for Federal income taxes since the operations of the Plan form a part of, and are taxed with, the total operations of MBL Life which is taxed as a "life insurance company" under the Internal Revenue Code. Earnings and realized capital gains and losses, if any, of the Plan attributable to the Contract Owners, are excluded in the determination of the Federal income tax liability of MBL Life.

  c. Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

2. On July 16, 1991, the Superior Court of New Jersey (the "Court") entered an Order appointing the New Jersey Insurance Commissioner as Rehabilitator of the Mutual Benefit Life Insurance Company in Rehabilitation ("Mutual Benefit Life"). The Commissioner was granted immediate exclusive possession and control of, and title to, the business and assets of Mutual Benefit Life, including the assets and liabilities of the Plan. As a separate account, the assets and liabilities of the Plan are maintained separate and apart from the sponsoring insurance company's other assets and liabilities.

On November 10, 1993, the Court issued an Order of Confirmation which provided for the implementation of the Third Amended Plan of Rehabilitation of Mutual Benefit Life (the "Plan of Rehabilitation"). The Plan of Rehabilitation, as confirmed, reaffirmed the status of the Seligman Mutual Benefit Plan as a separate account.

On April 29, 1994, the Plan of Rehabilitation was implemented. Substantially, all of the assets and liabilities of Mutual Benefit Life were transferred to MBL Life. In addition, the assets and liabilities of the Plan were transferred to a new separate account of MBL Life. Also, as of April 29, 1994, the ownership of the stock of MBL Life was transferred to a Trust, of which the Commissioner is the sole Trustee.

MBL Life has decided that it will not accept applications for new contracts nor will it accept additional purchase payments under existing contracts including transfers from the Fixed Accumulation Account to any sub-account of the Plan. In addition, requests for transfers of amounts to the Fixed Accumulation Account from the Plan will not be accepted. The ultimate impact of this decision on the level of the Plan's assets cannot currently be determined. However, the impact is not expected to be material. Annuity payments which commenced prior to July 16, 1991 and any death benefits payable, both before and after July 16, 1991, are unaffected and will continue to be paid under the terms of the Plan of Rehabilitation. In addition, the Plan of Rehabilitation permits redemptions of amounts from any sub-account of the Plan to continue, as requested, along with transfers between sub-accounts within the Plan.

                                    -- 5 --

                          Seligman Mutual Benefit Plan
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

3. The net assets of the Plan, attributable to Variable Annuity Contract Owners at December 31, 1995, are as follows:

                                                                                                Unit         Accumulation
                       Variable Accumulation Sub-Account                   Units Owned          Value            Value
                       ---------------------------------                   -----------          -----            -----
SUB-ACCOUNTS SUBJECT TO ASSET-BASED SALES CHARGE
   Seligman Capital Sub-Account .......................................        31,047           $23.307        $  723,632
   Seligman Cash Management Sub-Account ...............................       326,424             1.316           429,565
   Seligman Common Stock Sub-Account ..................................       133,833            23.288         3,116,745
   Seligman Fixed Income Securities Sub-Account .......................        22,755            15.650           356,105
   Seligman Income Sub-Account ........................................       102,007            18.379         1,874,825
                                                                                                              -----------
Net assets attributable to sub-accounts subject
   to asset-based sales charge ........................................                                         6,500,872
                                                                                                              -----------

SUB-ACCOUNTS  NOT SUBJECT TO ASSET-BASED SALES CHARGE
   Seligman Capital Sub-Account .......................................       188,990            23.769         4,492,142
   Seligman Cash Management Sub-Account ...............................     1,039,973             1.341         1,394,965
   Seligman Common Stock Sub-Account ..................................       585,625            23.558        13,796,368
   Seligman Fixed Income Securities Sub-Account .......................       142,633            15.960         2,276,438
   Seligman Income Sub-Account ........................................       250,690            18.803         4,713,604
                                                                                                              -----------
Net assets attributable to sub-accounts not subject
   to asset-based sales charge ........................................                                        26,673,517
                                                                                                              -----------

Net assets attributable to Variable Annuity Contract Owners ...........                                       $33,174,389
                                                                                                              ===========

4. A charge, at the annual rate of 1.25% of the asset value of each sub-account, is made daily against Plan assets for mortality and expense risks assumed by MBL Life and for provision of the minimum death benefit. During each of the first five years of a plan contract, MBL Life deducts from the Plan an Asset-Based Sales Charge, at the annual rate of 0.15% of the asset value of each sub-account, for expenses incurred in the distribution of contracts.

Administration charges are made against the Contract Owner's account by redemption of variable accumulation units.

Any portion of the above charges, retained in the Plan and due to MBL Life, participates ratably in the investment performance of the Plan.

5. Aggregate purchases and proceeds from the sales of investments for the year ended December 31, 1995 amounted to $17,793,564 and $24,620,987, respectively.

The net realized gain (loss) on sales of investments was calculated as follows:

                                                                    Seligman                     Seligman
                                                     Seligman         Cash         Seligman    Fixed Income    Seligman
                                                      Capital      Management    Common Stock   Securities      Income
                                       Combined     Sub-Account    Sub-Account    Sub-Account   Sub-Account   Sub-Account
                                       ----------   -----------    -----------    -----------   -----------    -----------

Proceeds from sales of investments .  $24,620,987    $2,513,414    $2,765,275    $12,701,989    $1,277,996    $5,362,313
Cost of investments sold ...........   24,862,203     2,867,486     2,765,275     12,298,623     1,350,599     5,580,220
                                      -----------    ----------    ----------    -----------    ----------    ----------
Net realized gain (loss)
   on investments. .................  $  (241,216)   $ (354,072)   $       --    $   403,366    $  (72,603)   $ (217,907)
                                      ===========    ==========    ==========    ===========    ==========    ==========

The net change in unrealized appreciation/depreciation was calculated as follows:

                                                                    Seligman                     Seligman
                                                     Seligman         Cash         Seligman    Fixed Income     Seligman
                                                      Capital      Management    Common Stock   Securities       Income
                                       Combined     Sub-Account    Sub-Account    Sub-Account   Sub-Account    Sub-Account
                                       ----------   -----------    -----------    -----------   -----------    -----------
Unrealized appreciation (depreciation)
   of investments:
Beginning of year ..................  $(3,709,526)   $ (924,077)   $       --    $(1,524,921)  $  (280,786)   $ (979,742)
End of year ........................      422,363       246,657            --        269,695       111,948      (205,937)
                                      -----------    ----------    ----------    -----------    ----------    ----------
Net change in unrealized
   appreciation/depreciation
   of investments ..................  $ 4,131,889    $1,170,734    $       --    $ 1,794,616    $  392,734    $  773,805
                                      ===========    ==========    ==========    ===========    ==========    ==========

                                     -- 6--

                          Seligman Mutual Benefit Plan
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6. The changes in the number of accumulation units outstanding were as follows, see Note 2:

                                                                         Seligman                        Seligman
                                                          Seligman         Cash          Seligman      Fixed Income      Seligman
                                                           Capital      Management     Common Stock     Securities        Income
                                                         Sub-Account    Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                                         ----------     -----------     -----------     -----------     -----------
For the year ended December 31, 1994
Balance at beginning of year .......................        292,156       2,461,559       1,124,873         253,208         629,500
Issued as a result of sub-account transfers ........        115,411         828,425         362,289          95,041         157,985
Redemptions and sub-account transfers ..............       (152,766)     (1,169,846)       (532,771)       (144,302)       (278,746)
                                                         ----------      ----------      ----------      ----------      ----------
Balance at end of year .............................        254,801       2,120,138         954,391         203,947         508,739
                                                         ==========      ==========      ==========      ==========      ==========

For the year ended December 31, 1995
Balance at beginning of year .......................        254,801       2,120,138         954,391         203,947         508,739
Issued as a result of sub-account transfers ........         80,026       1,329,745         369,393          39,943         142,243
Redemptions and sub-account transfers ..............       (114,790)     (2,083,486)       (604,326)        (78,502)       (298,285)
                                                         ----------      ----------      ----------      ----------      ----------
Balance at end of year .............................        220,037       1,366,397         719,458         165,388         352,697
                                                         ==========      ==========      ==========      ==========      ==========


                                     -- 7 --

                          Seligman Mutual Benefit Plan
--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------

The Variable Annuity Contract Owners
Seligman Mutual Benefit Plan

We have audited the accompanying statement of assets and liabilities of the Seligman Mutual Benefit Plan (the "Plan") as of December 31, 1995, the related combined statement of operations for the year then ended and the combined statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Plan's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Seligman Mutual Benefit Plan as of December 31, 1995, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.



                                                        COOPERS & LYBRAND L.L.P.



Parsippany, New Jersey
February 16, 1996



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